ALLEGIANT FUNDS

                                MONEY MARKET FUND

                                    B Shares

           Supplement dated December 11, 2008 to the Prospectus dated
                                October 1, 2008.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE DECEMBER 10, 2008, PROFESSIONAL FUNDS DISTRIBUTOR, LLC, UNDERWRITER TO THE MONEY MARKET FUND (THE "FUND"), HAS AGREED TO TEMPORARILY WAIVE A PORTION OF DISTRIBUTION (12B-1) FEES FOR THE FUND UNTIL FURTHER NOTICE TO SHAREHOLDERS. AS A RESULT OF THIS CHANGE, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE FUND ON PAGE 28 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  MONEY MARKET FUND

Investment Advisory Fees                               0.25%(3)
------------------------------------- ----------------------------------------
Distribution (12b-1) Fees                              0.03%(4)
------------------------------------- ----------------------------------------
Other Expenses:
------------------------------------- ----------------------------------------
   Shareholder Servicing Fees(2)                       0.25%
------------------------------------- ----------------------------------------
   Other                                               0.10%
------------------------------------- ----------------------------------------
Total Other Expenses                                   0.35%
------------------------------------- ----------------------------------------
Total Annual Fund
Operating Expenses                                     0.63%(3)
------------------------------------- ----------------------------------------

THE FOLLOWING FOOTNOTE SHOULD BE INSERTED AFTER FOOTNOTE 3 ON PAGE 28 OF THE
PROSPECTUS:

(4) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Class B Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.75% under the Fund's distribution plan for Class B Shares.

THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 29 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
                            ------      -------      -------      --------
MONEY MARKET FUND
Class B Shares(1)            $564         $602         $551         $786
Class B Shares(2)             $64         $202         $351         $786


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                       SP-B-1208

                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND

                                  A & C Shares

           Supplement dated December 11, 2008 to the Prospectus dated
                                October 1, 2008.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE DECEMBER 10, 2008, PROFESSIONAL FUNDS DISTRIBUTOR, LLC, UNDERWRITER TO THE MONEY MARKET FUND (THE "FUND"), HAS AGREED TO TEMPORARILY WAIVE A PORTION OF DISTRIBUTION (12B-1) FEES FOR CLASS C SHARES OF THE FUND UNTIL FURTHER NOTICE TO SHAREHOLDERS. AS A RESULT OF THIS CHANGE, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE FUND ON PAGE 13 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                 MONEY MARKET FUND
                                                      Class C

Investment Advisory Fees                               0.25%(5)
------------------------------------- ----------------------------------------
Distribution (12b-1) Fees(2)                           0.03%
------------------------------------- ----------------------------------------
Other Expenses:
------------------------------------- ----------------------------------------
   Shareholder Servicing Fees(3)                       0.25%
------------------------------------- ----------------------------------------
   Other                                               0.10%
------------------------------------- ----------------------------------------
Total Other Expenses                                   0.35%
------------------------------------- ----------------------------------------
Total Annual Fund
Operating Expenses                                     0.63%(5)
------------------------------------- ----------------------------------------

FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(2) The Distribution (12b-1) Fee listed in the table for the Treasury Money Market Fund reflects rounding. The actual Distribution (12b-1) Fee expected to be incurred by the Treasury Money Market Fund during the current fiscal year is 0.005%. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A and Class C Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares and 0.75% under the Funds' distribution plan for Class C Shares.

THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                             1 YEAR      3 YEARS     5 YEARS    10 YEARS
                             ------      -------     -------    --------
MONEY MARKET FUND
Class A Shares                 $64         $202        $351       $786
Class C Shares(1)             $164         $202        $351       $786
Class C Shares(2)              $64         $202        $351       $786

Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   SP-MMAC2-1208